Goodwill and intangible assets with indefinite useful lives - Disclosure Of Information For Individual Asset Or Cash generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	€ 1,254,332	€ 1,057,431	€ 1,004,601
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	865,218	677,326	639,531
Brand [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	389,114	380,105	365,070
Infront Football [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	35,000	35,000	35,000
Infront Football [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	35,000	35,000	35,000
Infront Summer Sports [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	95,165	19,176	19,176
Infront Summer Sports [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	95,165	19,176	19,176
Infront Winter Sports [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	35,000	35,000	35,000
Infront Winter Sports [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	35,000	35,000	35,000
Infront DPSS [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	38,956	37,743	36,549
Infront DPSS [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	38,956	37,743	36,549
Infront Personal Corporate Fitness [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	30,798	21,724	10,000
Infront Personal Corporate Fitness [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	30,798	21,724	10,000
WEH North America [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	638,698	553,428	529,420
WEH North America [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	448,529	367,642	351,124
WEH North America [Member] | Brand [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	190,169	185,786	178,296
WEH EMEA [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	242,443	231,351	223,817
WEH EMEA [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	107,782	99,834	97,313
WEH EMEA [Member] | Brand [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	134,661	131,517	126,504
WEH Asia [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	13,256	12,912	12,457
WEH Asia [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	8,220	7,992	7,736
WEH Asia [Member] | Brand [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	5,036	4,920	4,721
WEH Oceania [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	125,016	104,661	98,930
WEH Oceania [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	65,768	46,779	43,381
WEH Oceania [Member] | Brand [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs	€ 59,248	57,882	55,549
The Double Heritage [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs		4,218	4,252
The Double Heritage [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs		4,218	€ 4,252
Yongda [Member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs		2,218
Yongda [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Allocation of Carrying Amount To CGUs		€ 2,218